Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Apr. 03, 2024	Feb. 29, 2024	Apr. 04, 2024
Subsequent Events [Line Items]
Principal amount	$ 250,000	$ 1,750,000	$ 2,000,000
Original issue discount		122,500
Ordinary shares (in Shares)	295,000
Additional ordinary shares (in Shares)	100,000
Tranches [Member]
Subsequent Events [Line Items]
Principal amount		1,750,000
Original issue discount		122,500
Private Placement [Member]
Subsequent Events [Line Items]
Principal amount		$ 3,500,000